Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Commitments And Contingencies

13. Commitments And Contingencies

Contingencies

The Company may be involved in various legal proceedings, claims and other disputes arising from the commercial operations, projects, employees and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. As of June 30, 2025, based on the current progress of the legal proceeding, the amount of assets frozen by the court, and the professional assessment of the legal proceeding’s final outcome by the lawyers, the accrued contingency liability related to the legal proceeding unresolved amounted to $1,354,068. The Company is vigorously defending the claims and Mr. Yongjun Liu, our Chairman and shareholder, provided personal guarantee on any losses might incur for such pending lawsuit.